Long-Term Debt - General (Details) - USD ($) $ in Millions	Jun. 30, 2021	May 31, 2021	May 17, 2021	Dec. 31, 2020	Dec. 17, 2020	Dec. 31, 2019	Apr. 18, 2019
Debt Instrument [Line Items]
Deferred financing costs					$ 0.1		$ 0.2
Deferred financing costs, current	$ 0.8			$ 0.1		$ 0.2
Principal amount		$ 53.5
Term loan
Debt Instrument [Line Items]
Deferred financing costs			$ 0.6
Principal amount	15.0	35.0			$ 5.2		$ 5.2
Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount	$ 10.0	10.0
Secured equipment loan facility
Debt Instrument [Line Items]
Principal amount		$ 8.5